Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Building For Nonbusiness Use
Statement One [Line Items]
Cumulative depreciation amount	₩ 1,471	₩ 1,055
Movables For Nonbusiness Use
Statement One [Line Items]
Cumulative depreciation amount	₩ 886	₩ 882